John Hancock
Fundamental Large Cap Core Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 99.6%		$5,233,286,897
(Cost $2,888,049,782)
Communication services 12.2%		640,677,887
Entertainment 5.7%
Atlanta Braves Holdings, Inc., Series C (A)	58,360	2,376,419
Liberty Media Corp.-Liberty Formula One, Series C (A)	2,015,153	146,300,108
The Walt Disney Company (A)	900,135	80,013,000
Warner Brothers Discovery, Inc. (A)	5,305,130	69,338,049
Interactive media and services 5.7%
Alphabet, Inc., Class A (A)	2,248,202	298,381,369
Media 0.8%
Comcast Corp., Class A	978,103	44,268,942
Consumer discretionary 16.2%		852,772,710
Broadline retail 8.8%
Amazon.com, Inc. (A)	2,921,182	390,503,610
eBay, Inc.	1,571,952	69,967,584
Hotels, restaurants and leisure 1.9%
Airbnb, Inc., Class A (A)	672,093	102,285,834
Household durables 4.1%
Lennar Corp., A Shares	1,696,779	215,202,481
Leisure products 1.4%
Polaris, Inc.	550,745	74,813,201
Consumer staples 5.6%		292,937,645
Beverages 3.6%
Anheuser-Busch InBev SA/NV, ADR	3,265,978	187,140,539
Consumer staples distribution and retail 2.0%
Walmart, Inc.	661,811	105,797,106
Energy 3.3%		175,446,205
Oil, gas and consumable fuels 3.3%
Cheniere Energy, Inc.	1,083,938	175,446,205
Financials 13.4%		706,672,455
Banks 2.1%
JPMorgan Chase & Co.	502,183	79,324,827
Wells Fargo & Company	727,121	33,563,905
Capital markets 10.2%
KKR & Company, Inc.	3,368,256	200,007,041
Morgan Stanley	1,810,110	165,733,672
Nasdaq, Inc.	454,484	22,946,897
State Street Corp.	382,639	27,718,369
The Goldman Sachs Group, Inc.	338,696	120,531,746
Financial services 1.1%
Visa, Inc., Class A	239,120	56,845,998
Health care 6.4%		335,879,298
Biotechnology 1.1%
Moderna, Inc. (A)	492,984	58,004,497
Health care providers and services 2.1%
Elevance Health, Inc.	181,679	85,685,267
UnitedHealth Group, Inc.	47,942	24,276,391
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 3.2%
Danaher Corp.	383,286	$97,760,927
Thermo Fisher Scientific, Inc.	127,861	70,152,216
Industrials 7.4%		386,781,423
Aerospace and defense 4.5%
Airbus SE	500,008	73,651,539
General Dynamics Corp.	247,377	55,308,550
Lockheed Martin Corp.	198,043	88,400,454
RTX Corp.	232,268	20,423,325
Building products 0.3%
Carrier Global Corp.	229,246	13,651,599
Ground transportation 1.8%
Union Pacific Corp.	398,346	92,424,239
Machinery 0.2%
Otis Worldwide Corp.	114,634	10,427,109
Trading companies and distributors 0.6%
United Rentals, Inc.	69,929	32,494,608
Information technology 30.1%		1,579,791,265
Semiconductors and semiconductor equipment 7.8%
Analog Devices, Inc.	599,986	119,715,207
Broadcom, Inc.	66,056	59,361,224
KLA Corp.	226,040	116,173,258
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	625,038	61,972,518
Texas Instruments, Inc.	290,465	52,283,700
Software 14.7%
Intuit, Inc.	189,629	97,033,159
Microsoft Corp.	627,814	210,895,279
Oracle Corp.	570,270	66,852,752
Salesforce, Inc. (A)	1,009,842	227,224,548
Workday, Inc., Class A (A)	712,693	169,000,891
Technology hardware, storage and peripherals 7.6%
Apple, Inc.	2,032,470	399,278,729
Materials 0.8%		41,174,004
Chemicals 0.8%
LyondellBasell Industries NV, Class A	416,488	41,174,004
Real estate 4.2%		221,154,005
Specialized REITs 4.2%
American Tower Corp.	210,605	40,080,238
Crown Castle, Inc.	1,672,119	181,073,767

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4%				$22,553,000
(Cost $22,553,000)
U.S. Government Agency 0.4%				22,553,000
Federal Agricultural Mortgage Corp. Discount Note	5.200	08-01-23	16,741,000	16,741,000
Federal Home Loan Bank Discount Note	5.200	08-01-23	5,812,000	5,812,000

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND	3

Total investments (Cost $2,910,602,782) 100.0%	$5,255,839,897
Other assets and liabilities, net 0.0%	355,757
Total net assets 100.0%	$5,256,195,654

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2023, by major security category or type:
	Total value at 7-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$640,677,887	$640,677,887	—	—
Consumer discretionary	852,772,710	852,772,710	—	—
Consumer staples	292,937,645	292,937,645	—	—
Energy	175,446,205	175,446,205	—	—
Financials	706,672,455	706,672,455	—	—
Health care	335,879,298	335,879,298	—	—
Industrials	386,781,423	313,129,884	$73,651,539	—
Information technology	1,579,791,265	1,579,791,265	—	—
Materials	41,174,004	41,174,004	—	—
Real estate	221,154,005	221,154,005	—	—
Short-term investments	22,553,000	—	22,553,000	—
Total investments in securities	$5,255,839,897	$5,159,635,358	$96,204,539	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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